Shareholder's Equity (Table)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Composition of Share Capital
The composition of this capital is demonstrated in the table below:

Date	Description	Number of shares	Value in R$
January 21, 2019	Initial share capital	100	10
May 14, 2019	Payment of capital	-	90
November 13, 2019	Contribution of controlling shareholders in shares—exchange of shares of Natura Cosméticos for the Company	495,393,460	1,115,169,982
December 16, 2019	Contribution of cash controlling shareholders—purchase of shares of minority shareholders of Natura Cosméticos S.A.	370,266,482	370,266,482

December 31, 2019	Total shares capital subscribed and paid-up		1,485,436,564